Mar. 01, 2015
THE HARTFORD GROWTH ALLOCATION FUND
THE HARTFORD GROWTH ALLOCATION FUND

NOVEMBER 12, 2015

SUPPLEMENT TO

THE HARTFORD GROWTH ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2015, AS LAST SUPPLEMENTED AUGUST 13, 2015

Effective as of December 1, 2015, Allison Mortensen will be added as a portfolio manager to The Hartford Growth Allocation Fund (the “Fund”).  In connection with the addition of Ms. Mortensen, Hartford Funds Management Company, LLC (“HFMC”) has determined to reallocate the Fund’s assets among the Hartford Funds (the “Underlying Funds”).  HFMC expects that the re-allocation will occur over time. As a result of the re-allocation, the Fund will experience higher portfolio turnover and may indirectly incur higher transaction costs.  These effects may have an adverse impact on Fund performance and may lead to the recognition of capital gains by shareholders.   Certain changes are being made to the above referenced Prospectus as of the dates shown below.

A. Effective as of December 1, 2015, the above referenced Prospectus is revised as follows:

1.                                      Under the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to meet its investment objective through investment in a combination of other Hartford Funds, including fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities (the “Underlying Funds”).  The Fund may also invest in one or more unaffiliated money market funds, exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”).  Hartford Funds Management Company, LLC (the “Investment Manager”), the Fund’s investment manager, anticipates allocating approximately 65%-95% of the Fund’s assets to the equity component and approximately 5%-35% of the Fund’s assets to the fixed income component.  The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends.  The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.

The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments.  The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, corporate and sovereign bonds of varying credit quality and duration, money market instruments and derivatives. The debt securities in which certain Underlying Funds may invest include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality.  The Underlying Funds may invest in domestic and foreign securities.

2.                                      The following rows are added to the table under the heading “SUMMARY SECTION - AVERAGE ANNUAL TOTAL RETURNS - Average annual total returns for periods ending December 31, 2014” in the Prospectus:

Average annual total returns for periods ending December 31, 2014

(including sales charges)

	1 Year	5 Years	10 Years
Russell 3000 Index** (reflects no deduction for fees, expenses or taxes)	12.56%	15.63%	7.94%
MSCI All Country World ex USA Index** (reflects no deduction for fees, expenses or taxes)	-3.43%	4.89%	5.59%
New Growth Allocation Fund Blended Index** (reflects no deduction for fees, expenses or taxes)	7.13%	10.84%	7.00%

** Effective December 1, 2015, the Fund’s equity benchmark has changed from the MSCI All Country World Index to the Russell 3000 Index and the MSCI All Country World ex USA Index. The New Growth Allocation Fund Blended Index is calculated by the Investment Manager and represents the weighted return of 55% Russell 3000 Index, 25% MSCI All Country World ex USA Index and 20% Barclays U.S. Aggregate Bond Index. The Investment Manager believes the new benchmarks better reflect the Fund’s revised investment strategy.

3.                                      The section entitled “SUMMARY SECTION — MANAGEMENT” in the Prospectus is replaced in its entirety with the following:

MANAGEMENT.  The Fund’s investment manager is Hartford Funds Management Company, LLC.

Portfolio Manager	Title	Involved with Fund Since
Vernon J. Meyer, CFA	Managing Director and Chief Investment Officer	2014
Allison Mortensen, CFA	Head of Multi-Asset Solutions and Portfolio Manager	2015

4.                                      Under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, the disclosure is deleted and replaced with the following:

The Fund seeks to meet its investment objective through investment in a combination of other Hartford Funds, including fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities (the “Underlying Funds”).  The Fund may also invest in one or more unaffiliated money market funds, exchange-traded funds (“ETFs”) and/or exchange-traded notes (“ETNs”).  Hartford Funds Management Company, LLC (the “Investment Manager”), the Fund’s investment manager, anticipates allocating approximately 65%-95% of the Fund’s assets to the equity component and approximately 5%-35% of the Fund’s assets to the fixed income component.  The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends.  The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.

The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments.  The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds, ETFs or ETNs that allocate to alternative asset classes, including commodities.

The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, corporate and sovereign bonds of varying credit quality and duration, money market instruments and derivatives. The debt securities in which certain Underlying Funds may invest include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality.  The Underlying Funds may invest in domestic and foreign securities.

The specific Underlying Funds in which the Fund may invest, and the allocations to Underlying Funds and the particular components, may change from time to time without notice to shareholders.  Allocations to each of the Underlying Funds, unaffiliated money market funds, ETFs and ETNs are generally determined monthly, and the Fund is generally rebalanced towards target allocations daily using shareholder subscription and redemption activity.  The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

Additional Information Regarding the Underlying Funds.

The following is a summary of the investment objectives of the Underlying Funds in which the Fund may invest.  The Underlying Funds in which the Fund may invest may change from time to time, and the Fund may invest in other funds that are not listed below at the discretion of the Investment Manager.  These summaries do not include the investment policies, strategies, risks and expenses that are disclosed in each Underlying Fund’s prospectus.  For a complete description of the Underlying Funds’ investment strategies, policies, risks and expenses please see the Underlying Funds’ prospectuses and statements of additional information, which are available without charge on the Funds’ website at hartfordfunds.com or by calling 1-888-843-7824.  For further information regarding the Fund’s allocation to the Underlying Funds, unaffiliated money market funds, ETFs and ETNs, please review the Fund’s annual and semi-annual reports.

Fund	Investment Objective
The Hartford Balanced Fund	The Fund seeks long-term total return.
The Hartford Balanced Income Fund	The Fund seeks to provide current income with growth of capital as a secondary objective.
The Hartford Capital Appreciation Fund	The Fund seeks growth of capital.
Hartford Core Equity Fund	The Fund seeks growth of capital.
The Hartford Dividend and Growth Fund	The Fund seeks a high level of current income consistent with growth of capital.
Hartford Emerging Markets Equity Fund	The Fund seeks long-term capital appreciation.

Fund	Investment Objective
The Hartford Emerging Markets Local Debt Fund	The Fund seeks capital appreciation and income.
The Hartford Equity Income Fund	The Fund seeks a high level of current income consistent with growth of capital.
The Hartford Floating Rate Fund	The Fund seeks to provide high current income, and long-term total return.
The Hartford Floating Rate High Income Fund	The Fund seeks to provide high current income, and long-term total return.
The Hartford Global All-Asset Fund	The Fund seeks to provide long-term total return.
The Hartford Global Alpha Fund	The Fund seeks to provide a positive total return that exceeds the return on 3-Month U.S. Treasury bills over the long term (generally at least three years) regardless of market conditions.
Hartford Global Capital Appreciation Fund	The Fund seeks growth of capital.
Hartford Global Equity Income Fund	The Fund seeks a high level of current income consistent with growth of capital.
The Hartford Global Real Asset Fund	The Fund seeks to provide long-term total returns that outpace inflation over a macroeconomic cycle.
The Hartford Growth Opportunities Fund	The Fund seeks capital appreciation.
The Hartford Healthcare Fund	The Fund seeks long-term capital appreciation.
The Hartford High Yield Fund	The Fund seeks to provide high current income, and long-term total return.
The Hartford Inflation Plus Fund	The Fund seeks a total return that exceeds the rate of inflation over an economic cycle.
Hartford International Equity Fund	The Fund seeks long-term capital appreciation.
The Hartford International Growth Fund	The Fund seeks capital appreciation.
The Hartford International Opportunities Fund	The Fund seeks long-term growth of capital.
The Hartford International Small Company Fund	The Fund seeks capital appreciation.

Fund	Investment Objective
The Hartford International Value Fund	The Fund seeks long-term total return.
Hartford Long/Short Global Equity Fund	The Fund seeks to provide long-term capital appreciation.
The Hartford MidCap Fund	The Fund seeks long-term growth of capital.
The Hartford MidCap Value Fund	The Fund seeks long-term capital appreciation.
Hartford Multi-Asset Income Fund	The Fund seeks to provide a high level of current income consistent with growth of capital.
Hartford Municipal Income Fund	The Fund seeks to provide a high level of current income that is generally exempt from federal income taxes, and long-term total return.
The Hartford Municipal Opportunities Fund	The Fund seeks to provide current income that is generally exempt from federal income taxes and long-term total return.
The Hartford Municipal Real Return Fund	The Fund seeks to provide current income exempt from federal income tax and after-tax inflation adjusted total returns.
Hartford Municipal Short Duration Fund	The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return.
The Hartford Quality Bond Fund	The Fund seeks to maximize total return while providing a high level of current income consistent with prudent investment risk.
Hartford Real Total Return Fund	The Fund seeks long-term real total return.
The Hartford Short Duration Fund	The Fund seeks to provide current income and long-term total return.
Hartford Small Cap Core Fund	The Fund seeks long-term capital appreciation.
The Hartford SmallCap Growth Fund	The Fund seeks long-term capital appreciation.
The Hartford Small Company Fund	The Fund seeks growth of capital.

Fund	Investment Objective
The Hartford Strategic Income Fund	The Fund seeks to provide current income and long-term total return.
The Hartford Total Return Bond Fund	The Fund seeks a competitive total return, with income as a secondary objective.
The Hartford Unconstrained Bond Fund	The Fund seeks to maximize long-term total return.
The Hartford Value Opportunities Fund	The Fund seeks capital appreciation.
The Hartford World Bond Fund	The Fund seeks capital appreciation with income as a secondary goal.

5.                                      The section entitled “THE INVESTMENT MANAGER — Portfolio Manager” in the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Managers.  The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

Vernon J. Meyer, CFA, Managing Director and Chief Investment Officer of the Investment Manager, has overseen the management of the Fund since 2014.  Mr. Meyer has over 26 years of professional investment experience.  He has also been the portfolio manager of The Hartford Checks and Balances Fund, a fund of funds, since its inception in 2007.  Prior to joining The Hartford in 2004, Mr. Meyer served as a vice president and managing director of MassMutual.

Allison Mortensen, CFA, Head of Multi-Asset Solutions and Portfolio Manager of the Investment Manager, has served as portfolio manager of the Fund since 2015.  Ms. Mortensen joined the Investment Manager in 2015.  Ms. Mortensen has over 21 years of asset management experience.  Prior to joining the Investment Manager, Ms. Mortensen served as a Senior Portfolio Manager at Aberdeen Asset Management, Inc. (formerly, Gartmore Global Investments) from 2004 to 2015.  In this role, Ms. Mortensen developed and oversaw multi-asset, multi manager asset allocation strategies, and was responsible for dynamic asset allocation, portfolio construction and manager selection.

6.                                      The fifth paragraph in the section entitled “PERFORMANCE NOTES” in the Prospectus is deleted in its entirety and replaced with the following:

Effective December 1, 2015, the Fund’s equity benchmark has changed from the MSCI All Country World Index to the Russell 3000 Index and the MSCI All Country World ex USA Index.  As a result, the Fund’s blended benchmark, which is calculated by the Investment Manager, has changed and represents the weighted return of 55% Russell 3000 Index, 25% MSCI All Country World ex USA Index and 20% Barclays U.S. Aggregate Bond Index.  The Investment Manager believes the new benchmarks better reflect the Fund’s revised investment strategy.

7.                                      The following information is added to the section entitled “PERFORMANCE NOTES — Indices:” in the Prospectus:

The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The MSCI All Country World ex USA Index is a broad-based, unmanaged, market capitalization weighted, total return index that measures the performance of both developed and emerging stock markets, excluding the U.S. The index is calculated to exclude companies and share classes which cannot be freely purchased by foreigners.

B. Effective immediately, the section entitled “CLASSES OF SHARES — Investor Requirements — Class A and Class C Shares” in the above referenced Prospectus is deleted in its entirety and replaced with the following:

Class A Shares — Class A shares are generally available for purchase by all investors other than retirement plans except as described below.

Purchases of Class A shares by certain retirement plans are permitted under the following circumstances:

•                  If the plan is one of the following types of retirement plans and owned or was offered Class A shares on or before June 30, 2007: (a) an employer-sponsored retirement plan with at least 100 participants or $500,000 in plan assets; (b) a retirement plan that buys Fund shares through a group variable funding agreement issued by Hartford Life Insurance Company; or (c) a retirement plan for which Hartford Life Insurance Company or an affiliate acts as plan administrator.  These types of retirement plans may purchase Class A shares at net asset value without a sales charge; and

•                  If the plan is an employer sponsored retirement plan held directly at a broker-dealer (that is, outside of a retirement plan recordkeeping platform or third party administrator). Such retirement plans may purchase Class A shares, subject to all applicable sales charges as described in this prospectus.

Employer sponsored retirement plans are also eligible to purchase Class R shares, as described below.

Class C Shares — Class C shares are generally available for purchase by all investors other than retirement plans.

This Supplement should be retained with your Prospectus for future reference.